Securities - Summary of Allowance for Losses measured at FVOCI (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of financial assets [line items]
Balance at beginning of period	$ 2,044
Balance at end of period	2,078	$ 2,044	$ 1,845
Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of period	23	23	23
Provision for (reversal of) credit losses	(1)		4
Write-offs			(4)
Balance at end of period	22	23	23
Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	14	14	15
Provision for (reversal of) credit losses	(1)
Other	1
Balance at end of period	14	14	15
Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	3	3	3
Other	(1)
Balance at end of period	2	3	3
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	646
Balance at end of period	660	646	544
Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of period	6	6	5
Provision for (reversal of) credit losses			4
Write-offs			(4)
Balance at end of period	$ 6	$ 6	$ 5